SUPPLEMENT TO:
CALVERT SOCIAL INVESTMENT FUND (“CSIF”)
Calvert Balanced, Bond, Equity and Large Cap Core Portfolios
STATEMENT OF ADDITIONAL INFORMATION
February 1, 2016
Date of Supplement: April 8, 2016
Portfolio Management for Calvert Balanced Portfolio and Calvert Bond Portfolio
Mauricio Agudelo will no longer serve as a portfolio manager for Calvert Balanced Portfolio (Fixed-Income Investments) and Calvert Bond Portfolio.
The statement of additional information is therefore revised as follows:
Delete any and all references to Mr. Agudelo from the section “Portfolio Manager Disclosure.”